Share Class & Ticker	Institutional PSVIX	Class R6 ANFVX	Class P ASVPX	Administrative PVADX	Class D PNVDX	Summary Prospectus August 28, 2013 (as revised December 19, 2013)

AllianzGI NFJ Small-Cap Value Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at us.allianzgi.com. You can also get this information at no cost by calling 1-800-498-5413 or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated August 28, 2013, as further revised or supplemented from time to time.

 Investment Objective

The Fund seeks long-term growth of capital and income.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(1)	Reductions(1)

Institutional	0.85%	None	0.01%	0.86%	(0.09)%	0.77%

Class R6	0.80	None	0.01	0.81	(0.09)	0.72

Class P	0.95	None	0.01	0.96	(0.04)	0.92

Administrative	0.85	0.25%	0.01	1.11	(0.09)	1.02

Class D	0.95	0.25	0.01	1.21	(0.04)	1.17

(1)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Institutional Class, Class R6 and Administrative Class shares, which reduces the contractual fee rate by 0.05% of the Fund’s daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$79	$265	$468	$1,052

Class R6	74	250	441	993

Class P	94	302	527	1,174

Administrative	104	344	603	1,344

Class D	119	380	661	1,462

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2013 was 31%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

 Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization

AllianzGI NFJ Small-Cap Value Fund

threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

 Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk: Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Class R6 performance would be higher than Institutional Class performance because of the lower expenses paid by Class R6 shares of the Fund. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Summary Prospectus

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/13–6/30/13	12.66%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	17.31%

Lowest 10/01/2008–12/31/2008	-20.94%

Average Annual Total Returns (for periods ended 12/31/12)

				Fund Inception
	1 Year	5 Years	10 Years	(10/1/91)

Institutional Class — Before Taxes	10.79%	5.52%	11.50%	12.08%

Institutional Class — After Taxes on Distributions	9.19%	4.21%	9.99%	10.25%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	8.27%	4.16%	9.62%	9.94%

Class R6	10.83%	5.58%	11.55%	12.14%

Class P	10.63%	5.38%	11.37%	11.96%

Administrative Class	10.53%	5.26%	11.13%	11.74%

Class D	10.36%	5.10%	11.06%	11.63%

Russell 2000 Value Index	18.05%	3.55%	9.50%	11.05%

Lipper Small-Cap Value Funds Average	16.27%	4.26%	9.88%	10.84%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

 Management of the Fund

Investment Adviser and Administrator
Allianz Global Investors Fund Management LLC

Sub-Adviser
NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Paul A. Magnuson, lead portfolio manager and managing director, has managed the Fund since 1995.

Morley D. Campbell, CFA, portfolio manager, analyst and managing director, has managed the Fund since 2008.

Benno J. Fischer, CFA, portfolio manager, managing director, CIO and founding partner, has managed the Fund since 1991.

John R. Mowrey, portfolio manager, analyst and vice president, has managed the Fund since 2013.

 Purchase and Sale of Fund Shares

As described under “Disclosure Relating to the NFJ Small-Cap Value Fund” in the Fund’s prospectus, the Fund is currently not available for purchase by investors, with certain exceptions. Subject to those restrictions, you may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as

further described in the Fund’s prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading.

For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums. For Class R6 shares, there is no minimum initial investment for specified benefit plans and other eligible investors.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Summary Prospectus

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sign up for e-Delivery
To get future prospectuses online
and to eliminate mailings, go to:
www.allianzinvestors.com/edelivery

AZ826SPI_121913

Share Class & Ticker	Class A PCVAX	Class B PCVBX	Class C PCVCX	Class R PNVRX	Summary Prospectus August 28, 2013 (as revised December 19, 2013)

AllianzGI NFJ Small-Cap Value Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at us.allianzgi.com. You can also get this information at no cost by calling 1-800-988-8380 or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated August 28, 2013, as further revised or supplemented from time to time.

 Investment Objective

The Fund seeks long-term growth of capital and income.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 124 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Reductions(2)

Class A	0.95%	0.25%	0.01%	1.21%	(0.04)%	1.17%

Class B	0.95	1.00	0.01	1.96	(0.04)	1.92

Class C	0.95	1.00	0.01	1.96	(0.04)	1.92

Class R	0.95	0.50	0.01	1.46	(0.04)	1.42

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$663	$909	$1,175	$1,932	$663	$909	$1,175	$1,932

Class B	695	911	1,254	1,997	195	611	1,054	1,997

Class C	295	611	1,054	2,282	195	611	1,054	2,282

Class R	145	458	794	1,743	145	458	794	1,743

AllianzGI NFJ Small-Cap Value Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2013 was 31%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

 Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

 Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk: Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance

Summary Prospectus

would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/13–6/30/13	12.42%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	17.16%

Lowest 10/01/2008–12/31/2008	-21.03%

Average Annual Total Returns (for periods ended 12/31/12)

				Fund Inception
	1 Year	5 Years	10 Years	(10/1/91)

Class A — Before Taxes	4.26%	3.92%	10.43%	11.33%

Class A — After Taxes on Distributions	2.83%	2.71%	8.99%	9.56%

Class A — After Taxes on Distributions and Sale of Fund Shares	4.02%	2.85%	8.69%	9.27%

Class B	4.53%	3.98%	10.47%	11.35%

Class C	8.55%	4.32%	10.23%	10.80%

Class R	10.07%	4.84%	10.76%	11.29%

Russell 2000 Value Index	18.05%	3.55%	9.50%	11.05%

Lipper Small-Cap Value Funds Average	16.27%	4.26%	9.88%	10.84%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

 Management of the Fund

Investment Adviser and Administrator
Allianz Global Investors Fund Management LLC

Sub-Adviser
NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Paul A. Magnuson, lead portfolio manager and managing director, has managed the Fund since 1995.

Morley D. Campbell, CFA, portfolio manager, analyst and managing director, has managed the Fund since 2008.

Benno J. Fischer, CFA, portfolio manager, managing director, CIO and founding partner, has managed the Fund since 1991.

John R. Mowrey, portfolio manager, analyst and vice president, has managed the Fund since 2013.

 Purchase and Sale of Fund Shares

As described under “Disclosure Relating to the NFJ Small-Cap Value Fund” in the Fund’s prospectus, the Fund is currently not available for purchase by investors, with certain exceptions. Subject to those restrictions, you may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading.

For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum

Summary Prospectus

investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s prospectus.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sign up for e-Delivery
To get future prospectuses online
and to eliminate mailings, go to:
www.allianzinvestors.com/edelivery

AZ826SP_121913